Fair Value Measurement (Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis By Level) (Detail) (Fair Value, Measurements, Recurring, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	¥ 5,455	¥ 5,479
Financial assets, Foreign exchange contracts	16	21
Total assets measured at fair value	5,471	5,500
Financial liabilities, Foreign exchange contracts	0	0
Total liabilities measured at fair value	0	0
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	5,455	5,479
Total assets measured at fair value	5,455	5,479
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, Foreign exchange contracts	16	21
Total assets measured at fair value	16	21
Financial liabilities, Foreign exchange contracts	0	0
Total liabilities measured at fair value	¥ 0	¥ 0